Net Loss Per Share - Summary of Reconciliation of Numerator and Denominator used in Calculation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income	$ (8,604)	$ (13,238)	$ 4,819	$ 10,146	$ 8,835	$ 10,377	$ 7,763	$ 4,959	$ (5,279)	$ 10,562	$ 17,820	$ 18,125
Net (loss) attributable to non-controlling interest	(4,238)	(4,238)								(4,238)
Net income attributable to MediaAlpha, Inc.	$ (4,366)	$ (4,366)								$ (4,366)
Denominator:
Weighted average shares of Class A common stock outstanding - basic and diluted										32,134,170,000
Net (loss) per share of Class A common stock - basic and diluted		$ (0.14)								$ (0.14)
Class A Common
Denominator:
Weighted average shares of Class A common stock outstanding - basic and diluted	32,134,170
Net (loss) per share of Class A common stock - basic and diluted	$ (0.14)